UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: P.O. Box 64197, Trust Department
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Vice President & Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     July 12, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-NANE CHANGE                Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $211,867 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     5290    58770 SH       OTHER                   16490    42280        0
ADOBE SYS INC                  COM              00724F101     2167    46605 SH       OTHER                   12205    34400        0
ALCOA INC                      COM              013817101     1296    39230 SH       OTHER                   12470    26760        0
ALLSTATE CORP                  COM              020002101     2326    49976 SH       OTHER                   12060    37916        0
AMERICAN INTL GROUP INC        COM              026874107     4833    67797 SH       OTHER                   27650    40147        0
AMGEN INC                      COM              031162100      226     4140 SH       OTHER                    1000     3140        0
ANADARKO PETE CORP             COM              032511107      639    10905 SH       OTHER                    2490     8415        0
BANK OF AMERICA CORPORATION    COM              060505104     5372    63480 SH       OTHER                   14309    49171        0
BB&T CORP                      COM              054937107      350     9465 SH       SOLE                     9465        0        0
BEST BUY INC                   COM              086516101     1679    33100 SH       OTHER                   10060    23040        0
CARDINAL HEALTH INC            COM              14149Y108     3556    50770 SH       OTHER                   16070    34700        0
CHEVRONTEXACO CORP             COM              166764100     2680    28480 SH       OTHER                   10181    18299        0
CISCO SYS INC                  COM              17275R102     4562   192510 SH       OTHER                   74540   117970        0
CITIGROUP INC                  COM              172967101     4360    93757 SH       OTHER                   35174    58583        0
COCA COLA CO                   COM              191216100      429     8500 SH       OTHER                    7700      800        0
COLGATE PALMOLIVE CO           COM              194162103     2665    45590 SH       OTHER                   20655    24935        0
COMCAST CORP NEW               CL A SPL         20030N200     4145   150129 SH       OTHER                   53380    96749        0
CONOCOPHILLIPS                 COM              20825C104     2463    32280 SH       OTHER                    8490    23790        0
DEERE & CO                     COM              244199105     6230    88825 SH       OTHER                   33115    55710        0
DELL INC                       COM              24702R101     5010   139875 SH       OTHER                   43155    96720        0
DU PONT E I DE NEMOURS & CO    COM              263534109      860    19366 SH       OTHER                    5500    13866        0
E M C CORP MASS                COM              268648102      525    46094 SH       OTHER                   17260    28834        0
EBAY INC                       COM              278642103     1766    19210 SH       OTHER                    4090    15120        0
EXELON CORP                    COM              30161N101     3994   119985 SH       OTHER                   63639    56346        0
EXXON MOBIL CORP               COM              30231G102     6692   150686 SH       OTHER                   74354    76332        0
FEDERAL NATL MTG ASSN          COM              313586109     1144    16025 SH       OTHER                    6100     9925        0
GENERAL ELEC CO                COM              369604103     4983   153809 SH       OTHER                   72007    81802        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     2070    49931 SH       OTHER                    9040    40891        0
HARLEYSVILLE NATL CORP PA      COM              412850109     4810   187898 SH       OTHER                   78523   109375        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      342    12649 SH       OTHER                    4613     8036        0
ILLINOIS TOOL WKS INC          COM              452308109     4639    48379 SH       OTHER                   15200    33179        0
INTEL CORP                     COM              458140100     5845   211765 SH       OTHER                   80865   130900        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1773    20109 SH       OTHER                    7425    12684        0
INTL PAPER CO                  COM              460146103     2414    54010 SH       OTHER                   22235    31775        0
JOHNSON & JOHNSON              COM              478160104     4406    79099 SH       OTHER                   31005    48094        0
JOHNSON CTLS INC               COM              478366107     4299    80536 SH       OTHER                   32009    48527        0
KNBT BANCORP INC               COM              482921103      235    14045 SH       SOLE                    14045        0        0
MBNA CORP                      COM              55262L100     4288   166280 SH       OTHER                   55905   110375        0
MCGRAW HILL COS INC            COM              580645109     4762    62195 SH       OTHER                   21185    41010        0
MEDTRONIC INC                  COM              585055106     3133    64300 SH       OTHER                   21395    42905        0
MELLON FINL CORP               COM              58551A108      227     7724 SH       OTHER                    4224     3500        0
MERCK & CO INC                 COM              589331107     1750    36845 SH       OTHER                   18699    18146        0
MICROSOFT CORP                 COM              594918104     3136   109793 SH       OTHER                   47100    62693        0
MORGAN STANLEY                 COM NEW          617446448     2207    41822 SH       OTHER                   16840    24982        0
NATIONAL PENN BANCSHARES INC   COM              637138108      395    13284 SH       SOLE                    13284        0        0
NORFOLK SOUTHERN CORP          COM              655844108      260     9800 SH       SOLE                     9800        0        0
PARKER HANNIFIN CORP           COM              701094104      214     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     2301    42700 SH       OTHER                   11845    30855        0
PFIZER INC                     COM              717081103     4933   143905 SH       OTHER                   48490    95415        0
PNC FINL SVCS GROUP INC        COM              693475105      781    14721 SH       OTHER                    8847     5874        0
PPL CORP                       COM              69351T106     4785   104259 SH       OTHER                   69259    35000        0
PROCTER & GAMBLE CO            COM              742718109     4379    80445 SH       OTHER                   24955    55490        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1093    27296 SH       OTHER                   26096     1200        0
QUALCOMM INC                   COM              747525103     1413    19355 SH       OTHER                    2775    16580        0
QUEST DIAGNOSTICS INC          COM              74834L100     2633    30990 SH       OTHER                   11045    19945        0
ROYAL BANCSHARES PA INC        CL A             780081105      289    11664 SH       SOLE                    11664        0        0
SBC COMMUNICATIONS INC         COM              78387G103      886    36551 SH       OTHER                    9546    27005        0
SYSCO CORP                     COM              871829107     1370    38190 SH       OTHER                   10615    27575        0
TEXAS INSTRS INC               COM              882508104      832    34393 SH       OTHER                   11990    22403        0
UNIVEST CORP PA                COM              915271100    36655   718719 SH       OTHER                  154224   564495        0
VERIZON COMMUNICATIONS         COM              92343V104     2941    81270 SH       OTHER                   29780    51490        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100      663    29990 SH       OTHER                    9340    20650        0
WACHOVIA CORP 2ND NEW          COM              929903102     5941   133503 SH       OTHER                   26920   106583        0
WAL MART STORES INC            COM              931142103     4009    75985 SH       OTHER                   32525    43460        0
WELLS FARGO & CO NEW           COM              949746101     4516    78915 SH       OTHER                   25855    53060        0